OTHER INCOME (EXPENSE), NET (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Schedule of Other Income (Expense), Net
Other income (expense), net consisted of the following:

(In millions)	2024	2023	2022
Viessmann-related hedges	(86)	(96)	—
CCR gain	318	—	—
TMA-related gain	46	—	—
TCC acquisition-related gain	—	(8)	705
Chubb gain	—	—	1,105
Other	39	(9)	8
Other income (expense), net	$317	$(113)	$1,818